UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08928

HSBC PORTFOLIOS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Common Stocks — 99.0%
Aerospace & Defense — 2.9%
Honeywell International, Inc.	12,800	1,175,424
Precision Castparts Corp.	5,200	1,189,760
		2,365,184
Airlines — 1.1%
Delta Air Lines, Inc.	24,600	921,516

Auto Components — 1.1%
BorgWarner, Inc.	14,700	915,075

Automobiles — 0.3%
Tesla Motors, Inc. (a)	1,085	242,281

Biotechnology — 9.3%
Alexion Pharmaceuticals, Inc. (a)	7,200	1,144,728
Amgen, Inc.	7,300	929,947
Biogen Idec, Inc. (a)	4,925	1,646,871
Celgene Corp. (a)	26,900	2,344,335
Gilead Sciences, Inc. (a)	15,975	1,462,511
		7,528,392
Capital Markets — 4.2%
BlackRock, Inc.	4,500	1,371,285
Morgan Stanley	34,200	1,106,028
The Charles Schwab Corp.	32,500	901,875
		3,379,188
Chemicals — 3.6%
Ecolab, Inc.	8,050	873,667
Monsanto Co.	18,350	2,075,201
		2,948,868
Consumer Finance — 1.2%
American Express Co.	11,000	968,000

Energy Equipment & Services — 2.3%
Halliburton Co.	6,600	455,334
Schlumberger Ltd.	13,300	1,441,587
		1,896,921
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	8,225	966,767
CVS Caremark Corp.	11,850	904,866
		1,871,633
Health Care Providers & Services — 2.5%
McKesson Corp.	5,970	1,145,404
UnitedHealth Group, Inc.	10,700	867,235
		2,012,639
Health Care Technology — 1.7%
Cerner Corp. (a)	16,300	899,760
IMS Health Holdings, Inc. (a)	18,100	472,410
		1,372,170
Hotels, Restaurants & Leisure — 6.6%
Chipotle Mexican Grill, Inc. (a)	1,420	954,950
Hilton Worldwide Holdings, Inc. (a)	41,000	992,610
MGM Resorts International (a)	30,700	823,988
Starbucks Corp.	25,275	1,963,362
Wynn Resorts Ltd.	2,950	628,940
		5,363,850
Industrial Conglomerates — 1.9%
Danaher Corp.	21,200	1,566,256

Internet & Catalog Retail — 4.8%
Amazon.com, Inc. (a)	3,050	954,620
The Priceline Group, Inc. (a)	1,975	2,453,838
TripAdvisor, Inc. (a)	5,500	521,620
		3,930,078
Internet Software & Services — 11.3%
Baidu, Inc., ADR (a)	9,900	2,138,895
Costar Group, Inc. (a)	2,700	388,071
Facebook, Inc., Class A (a)	27,750	2,016,037
Google, Inc., Class A (a)	3,125	1,811,094
Google, Inc. (a)	3,130	1,789,108
Twitter, Inc. (a)	23,500	1,061,965
		9,205,170
IT Services — 6.4%
Cognizant Technology Solutions Corp.,
Class A (a)	18,850	924,593
MasterCard, Inc., Class A	19,850	1,471,877
Visa, Inc., Class A	13,500	2,848,634
		5,245,104
Media — 4.9%
CBS Outdoor Americas, Inc.	22,200	739,038
Liberty Global plc, Class C (a)	33,150	1,325,668
The Walt Disney Co.	13,100	1,125,028
Twenty-First Century Fox, Inc., Class A	25,750	815,760
		4,005,494
Oil, Gas & Consumable Fuels — 2.8%
Concho Resources, Inc. (a)	10,250	1,443,200
Pioneer Natural Resources Co.	3,750	830,475
		2,273,675
Pharmaceuticals — 2.8%
AbbVie, Inc.	28,000	1,465,520
Zoetis, Inc.	24,150	794,777
		2,260,297
Professional Services — 1.2%
Nielsen NV	21,600	995,976

Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	18,100	1,708,459

Road & Rail — 4.2%
Union Pacific Corp.	34,600	3,401,526

Semiconductors & Semiconductor Equipment — 2.2%
Applied Materials, Inc.	40,300	844,688
ARM Holdings plc ADR	22,000	940,720
		1,785,408
Software — 5.3%
Fireeye, Inc. (a)	15,650	555,575
Microsoft Corp.	12,450	537,342
Salesforce.com, Inc. (a)	28,900	1,567,825
ServiceNow, Inc. (a)	12,000	705,600
Workday, Inc., Class A (a)	11,700	980,928
		4,347,270
Specialty Retail — 1.0%
Ulta Salon, Cosmetics & Fragrance,
Inc. (a)	8,900	821,737

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	35,100	3,354,507

Textiles, Apparel & Luxury Goods — 3.2%
Michael Kors Holdings Ltd. (a)	11,225	914,613
NIKE, Inc., Class B	16,475	1,270,717
Under Armour, Inc. (a)	5,900	393,825
		2,579,155

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

	Shares	Value ($)
Common Stocks, continued
Wireless Telecommunication Services — 1.7%
SBA Communications Corp., Class A (a)	12,600	1,347,318

TOTAL COMMON STOCKS
(COST $60,503,584)		80,613,147

Investment Companies — 0.9%
Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.01% (b)	731,940	731,940
TOTAL INVESTMENT COMPANIES
(Cost $731,940)		731,940

TOTAL INVESTMENT SECURITIES
(Cost $61,235,524) — 99.9%		81,345,087

____________________
Percentages indicated are based on net assets of $81,415,280.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.

ADR -	American Depositary Receipt

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Common Stocks — 97.2%
Aerospace & Defense — 2.2%
BE Aerospace, Inc. (a)	28,000	2,383,920
TransDigm Group, Inc.	13,385	2,247,609
		4,631,529
Banks — 1.7%
First Republic Bank	74,470	3,479,238

Biotechnology — 5.4%
ACADIA Pharmaceuticals, Inc. (a)	82,530	1,672,883
Aegerion Pharmaceuticals, Inc. (a)	90,600	3,045,066
Cubist Pharmaceuticals, Inc. (a)	77,310	4,708,179
Medivation, Inc. (a)	26,220	1,946,311
		11,372,439
Capital Markets — 1.6%
Raymond James Financial, Inc.	65,840	3,354,548

Chemicals — 9.4%
Axiall Corp.	35,670	1,527,746
Cytec Industries, Inc.	30,040	3,029,534
Huntsman Corp.	130,030	3,387,282
PolyOne Corp.	85,890	3,259,526
Rockwood Holdings, Inc.	43,650	3,445,731
RPM, Inc.	70,640	3,120,875
The Scotts Miracle-Gro Co.	38,080	2,025,856
		19,796,550
Communications Equipment — 3.3%
Aruba Networks, Inc. (a)	122,870	2,194,458
Juniper Networks, Inc. (a)	89,410	2,104,711
Palo Alto Networks, Inc. (a)	34,180	2,763,795
		7,062,964
Construction Materials — 2.6%
Eagle Materials, Inc.	34,390	3,123,300
Martin Marietta Materials, Inc.	18,935	2,352,295
		5,475,595
Containers & Packaging — 2.4%
Crown Holdings, Inc. (a)	29,440	1,370,432
Packaging Corp. of America	55,390	3,664,602
		5,035,034
Diversified Consumer Services — 2.0%
Nord Anglia Education, Inc. (a)	41,310	776,628
Service Corp. International	159,750	3,354,750
		4,131,378
Electrical Equipment — 1.5%
Hubbell, Inc., Class B	26,510	3,100,079

Electronic Equipment, Instruments & Components — 1.1%
Ingram Micro, Inc. (a)	78,680	2,258,116

Energy Equipment & Services — 1.4%
Rowan Cos. plc, Class A	98,880	3,017,818

Health Care Equipment & Supplies — 4.4%
Align Technology, Inc. (a)	49,100	2,661,711
IDEXX Laboratories, Inc. (a)	3,820	475,514
Spectranetics Corp. (a)	98,580	2,528,577
Wright Medical Group, Inc. (a)	119,490	3,682,681
		9,348,483
Health Care Providers & Services — 4.9%
Brookdale Senior Living, Inc. (a)	80,240	2,780,316
Community Health Systems, Inc. (a)	94,180	4,492,386
MWI Veterinary Supply, Inc. (a)	22,000	3,107,720
		10,380,422
Health Care Technology — 1.6%

Allscripts Healthcare Solutions, Inc. (a)	211,560	3,368,035

Household Durables — 4.3%
Harman International Industries, Inc.	26,130	2,836,412
Jarden Corp. (a)	63,685	3,559,991
Tempur Sealy International, Inc. (a)	47,570	2,602,555
		8,998,958
Insurance — 1.2%
Genworth Financial, Inc., Class A (a)	191,730	2,511,663

Internet Software & Services — 1.0%
Pandora Media, Inc. (a)	87,820	2,206,038

IT Services — 4.0%
FleetCor Technologies, Inc. (a)	17,415	2,312,538
Total System Services, Inc.	78,420	2,509,440
VeriFone Systems, Inc. (a)	105,240	3,526,592
		8,348,570
Life Sciences Tools & Services — 2.7%
Covance, Inc. (a)	29,620	2,485,710
Mettler-Toledo International, Inc. (a)	12,640	3,250,250
		5,735,960
Machinery — 3.9%
Lincoln Electric Holdings, Inc.	33,530	2,227,733
The Timken Co.	79,400	3,517,420
WABCO Holdings, Inc. (a)	24,840	2,421,403
		8,166,556
Media — 1.0%
Nexstar Broadcasting Group, Inc.,
Class A	43,930	2,046,699

Metals & Mining — 0.8%
TimkenSteel Corp. (a)	39,700	1,727,347

Oil, Gas & Consumable Fuels — 5.9%
CONSOL Energy, Inc.	96,840	3,759,329
Denbury Resources, Inc.	162,680	2,757,426
Tesoro Corp.	95,920	5,902,918
		12,419,673
Pharmaceuticals — 2.6%
Jazz Pharmaceuticals plc (a)	28,335	3,959,250
Salix Pharmaceuticals Ltd. (a)	12,140	1,601,387
		5,560,637
Professional Services — 3.0%
IHS, Inc., Class A (a)	25,950	3,409,052
Robert Half International, Inc.	60,920	2,963,758
		6,372,810
Real Estate Investment Trusts (REITs) — 1.4%
Starwood Property Trust, Inc.	122,680	2,895,248

Real Estate Management & Development — 1.8%
Jones Lang LaSalle, Inc.	30,260	3,743,162

Road & Rail — 2.4%
Genesee & Wyoming, Inc. (a)	50,320	5,018,414

Semiconductors & Semiconductor Equipment — 0.6%
NXP Semiconductors NV (a)	2,720	169,592
Skyworks Solutions, Inc.	23,250	1,180,170
		1,349,762
Software — 4.8%
Concur Technologies, Inc. (a)	23,730	2,205,941

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

	Shares	Value ($)
Common Stocks, continued
Software, continued
Infoblox, Inc. (a)	44,950	544,794
Informatica Corp. (a)	49,300	1,563,796
QLIK Technologies, Inc. (a)	92,160	2,438,554
ServiceNow, Inc. (a)	57,920	3,405,695
		10,158,780
Specialized Finance — 1.2%
CBOE Holdings, Inc.	51,720	2,506,868

Specialty Retail — 6.4%
Asbury Automotive Group, Inc. (a)	31,040	2,096,131
Signet Jewelers Ltd.	31,820	3,238,958
Ulta Salon, Cosmetics & Fragrance,
Inc. (a)	26,880	2,481,830
Urban Outfitters, Inc. (a)	90,510	3,233,923
Williams-Sonoma, Inc.	35,664	2,391,984
		13,442,826
Trading Companies & Distributors — 2.8%
United Rentals, Inc. (a)	33,120	3,507,408
WESCO International, Inc. (a)	31,040	2,436,330
		5,943,738
TOTAL COMMON STOCKS
(COST $172,975,771)		204,965,937

Investment Companies — 4.5%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.01% (b)	9,574,055	9,574,055
TOTAL INVESTMENT COMPANIES
(Cost $9,574,055)		9,574,055

TOTAL INVESTMENT SECURITIES
(Cost $182,549,826) — 101.7%		214,539,992

____________________
Percentages indicated are based on net assets of $210,919,282.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2014

1. Organization:

     The HSBC Portfolios (the “Portfolios Trust’’), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolios Trust contains the following master funds (individually a “Portfolio,” collectively the “Portfolios”):

Portfolio	Short Name
HSBC Growth Portfolio	Growth Portfolio

HSBC Opportunity Portfolio	Opportunity Portfolio

     The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolios.

     The Portfolios are diversified series of the Portfolios Trust and are part of the HSBC Family of Funds, which also includes HSBC Advisor Funds Trust and HSBC Funds (collectively the “Trusts”). Schedules of Portfolio Investments (“Schedules”) for all other funds of the Trusts are published separately.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by each Portfolio in the preparation of its Schedule. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules require management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

     The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

     Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

3. Investment Valuation Summary:

     The valuation techniques employed by the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

  Level 1: quoted prices in active markets for identical assets

  Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

  Level 3: significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

     Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values (“NAV’s”), as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Repurchase agreements are value at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolio Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Portfolio Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio may differ from the value that would be released if the securities were sold and the differences could be material to the financial statements.

     For the quarter ended July 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

     The following is a summary of the valuation inputs used as of July 31, 2014 in valuing the Portfolios’ investments based upon three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio:

Growth Portfolio
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	80,613,147	–	–	80,613,147
Investment Company	731,940	–	–	731,940
Total Investment Securities	81,345,087	–	–	81,345,087

Opportunity Portfolio
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	204,965,937	–	–	204,965,937
Investment Company	9,574,055	–	–	9,574,055
Total Investment Securities	214,539,992	–	–	214,539,992

4. Federal Income Tax Information:

     At July 31, 2014, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

Portfolio Taxtable

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation)($)
Growth Portfolio	57,832,564	23,889,691	(377,168)	23,512,523
Opportunity Portfolio	182,472,941	36,763,774	(4,696,723)	32,067,051

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Portfolios

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 26, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 26, 2014

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	September 26, 2014